Advances Received	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Advances Received [Abstract]
ADVANCES RECEIVED

NOTE 6 – ADVANCES RECEIVED

During the year ended December 31, 2013, the Company received $674,500 in advances from Global Energy Innovations Inc., an independent company incorporated in British Columbia, Canada with no contractual affiliation with Global Energy Innovations, Inc., or with GEI Global Energy Corp.  The final terms of the repayment agreement are currently under negotiation.

NOTE 7 – ADVANCES RECEIVED

During the year ended December 31, 2013, the Company received $674,500 (December 31, 2012 - $Nil) in advances from Global Energy Innovations Inc., an independent company incorporated in British Columbia, Canada with no contractual affiliation with Global Energy Innovations, Inc. (Michigan), or with GEI Global Energy Corp. (Nevada). The amounts are non-interest bearing, unsecured and have no fixed terms of repayment. The terms of repayment are currently under negotiation.